July 25, 2019

BNY MELLON INVESTMENT PORTFOLIOS

BNY MELLON SUSTAINABLE U.S. EQUITY PORTFOLIO, INC.

STATEMENT OF ADDITIONAL INFORMATION

Supplement to Current Statement of Additional Information

The following information supplements the information contained in the section in Part I of the Statement of Additional Information entitled "Board Information":

Name Year of Birth Position	Principal Occupation During Past 5 Years	Other Public Company Board Memberships During Past 5 Years

Andrew J. Donohue 1950 Board Member

Of Counsel, Shearman & Sterling LLP (September 2017 – July 2019)

Chief of Staff to the Chair of the SEC (2015 – 2017)

Managing Director and Investment Company General Counsel of Goldman Sachs (2012 – 2015)

OppenheimerFunds (58 funds), Director (2017 – 2019)

Andrew J. (Buddy) Donohue has over 40 years of experience in the investment funds industry, in both senior government and private sector roles.  Mr. Donohue served as Chief of Staff to the Chair of the SEC from 2015 to 2017, and previously served as the Director of the SEC's Division of Investment Management from 2006 to 2010, where he was effectively the most senior regulator for the U.S. investment funds industry.  Mr. Donohue was Global General Counsel at Merrill Lynch Investment Managers from 2003 to 2006, Executive Vice President and General Counsel at OppenheimerFunds, Inc. from 1991 to 2001 and Investment Company General Counsel at Goldman Sachs from 2012 to 2015.  Most recently, Mr. Donohue was an independent director of the OppenheimerFunds from 2017 to 2019 and Of Counsel at the law firm of Shearman & Sterling LLP from September 2017 to July 2019.  Mr. Donohue has been an officer, director and counsel for numerous investment advisers, broker-dealers, commodity trading advisers, transfer agents and insurance companies, and has served on the boards of business development companies, registered open-end funds, closed-end funds, exchange-traded funds and off-shore investment funds.  He has also served as chairman of the American Bar Association's Investment Companies and Investment Advisers Subcommittee, editor of the ABA Fund Director's Guidebook and, since 2018, director of the Mutual Fund Directors Forum, a leading funds industry organization.  Mr. Donohue also is an adjunct professor teaching investment management law at Brooklyn Law School.

IPSRG-SAISTK-0719